NET LOSS PER SHARE - Schedule of Computation of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss attributable to common stockholders	$ (90,238)	$ (38,905)
Denominator:
Weighted average shares outstanding, basic (in shares)	67,368,620	60,800,000
Weighted average shares outstanding, diluted (in shares)	67,368,620	60,800,000
Basic net loss per share (in dollars per share)	$ (1.34)	$ (0.64)
Diluted net loss per share (in dollars per share)	$ (1.34)	$ (0.64)